Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance		$ 696		$ 696	$ 667	$ 667
Effects of Foreign Currency		(34)				29	$ (76)
Goodwill impairment		(662)		(662)			(261)
Goodwill, ending balance						$ 696	$ 667